Business and Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2017
Minimum | Building
Property, Plant and Equipment [Line Items]
Property and equipment useful life	20 years
Minimum | Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Maximum | Building
Property, Plant and Equipment [Line Items]
Property and equipment useful life	30 years
Maximum | Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment useful life	25 years